NUVEEN WISCONSIN MUNICIPAL BOND FUND

SUPPLEMENT DATED MAY 1, 2025

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2024

Shares of the Fund are now available for purchase by new and existing investors.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-WIMB-0525P